Inventories (Details) - ARS ($) $ in Millions	Jun. 30, 2019	Jun. 30, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Total inventories	$ 4,480	$ 3,673
Crops [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total inventories	2,049	1,778
Materials And Supplies [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total inventories	998	571
Seeds And Fodders [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total inventories	210	241
Sugarcane [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total inventories		2
Beef [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total inventories	104	101
Agricultural Inventories [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total inventories	3,361	2,693
Good For Resale And Supplies [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total inventories	2
Telephones And Others Communication Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total inventories	1,098	921
Others [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total inventories	$ 19	$ 59